Other assets, net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other assets, net
9. Other assets, net
An analysis of other assets at December 31, 2018 and 2019 is as follows:

	2018		2019
Current portion:
Advances to suppliers (different from PP&E and inventories)	Ps.	12,931,247	Ps.	7,718,343
Prepaid insurance		949,590		978,927
Other		1,415,356		776,164

	Ps.	15,296,193	Ps.	9,473,434

Non-current portion:
Recoverable taxes	Ps.	11,514,455	Ps.	14,647,726
Prepayments for the use of fiber optics		3,985,216		2,095,556
Judicial Deposits (1)		18,172,342		19,506,147
Prepaid expenses		8,789,588		5,642,590

Total	Ps.	42,461,601	Ps.	41,892,019

For the years ended December 31, 2017, 2018 and 2019, amortization expense for other assets was Ps. 620,680, Ps. 798,243 and Ps. 318,824
,
respectively.

(1)
Judicial deposits represent cash and cash equivalents pledged in order to fulfill the collateral requirements for tax contingencies mainly in Brazil. At December 31, 2018 and 2019, the amount for these deposits is Ps. 18,172,342 and Ps. 19,506,147
,
respectively for Brazil. Based on its evaluation of the underlying contingencies, the Company believes that such amounts are recoverable.